Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Intangible Assets, Net
Intangible Assets, Net

4. Intangible Assets, Net

The Company has the following intangible assets, net as of March 31, 2021 and December 31, 2020:

	Weighted
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
($in thousands)	Period	Amount	Amortization	Net
License Fees
March 31, 2021	7.86 years	$14,675	$(3,955)	$10,720
December 31, 2020	8.03 years	$13,225	$(3,475)	$9,750

Internally Developed Software
March 31, 2021	2.95 years	$909	$(17)	$892
December 31, 2020	—	—	—	—

Amortization expense was $0.5 million and $0.4 million for the three months ended March 31, 2021 and 2020, respectively.

6. License Fees, Net

The table below provides a summary of the license fees as of December 31, 2020 and 2019, respectively:

	Weighted Average
	Remaining	Gross
	Amortization Period	Carrying	Accumulated
($ in thousands)	(years)	Amount	Amortization	Net
December 31, 2020	8.03	$13,225	$(3,475)	$9,750
December 31, 2019	8.82	$8,854	$(1,897)	$6,957

The Company recorded amortization expense on license fees of $1.6 million and $1.0 million for the years ended December 31, 2020 and 2019, respectively.

At December 31, 2020, estimated future amortization of license fees is as follows ($ in thousands):

($ in thousands)
Year ended December 31, 2021	$1,614
Year ended December 31, 2022	1,468
Year ended December 31, 2023	1,467
Year ended December 31, 2024	1,080
Year ended December 31, 2025	977
Thereafter	3,144
Total	$9,750